PREPAID EXPENSES (Details) - CAD	Sep. 30, 2017	Dec. 31, 2016
Prepaid Expenses Details
Operating Expenses		CAD 6,001
Prepaid Consulting Fees	35,942
Prepaid Management Fees (Note 10(a)(i))	60,648
Total Prepaid Expenses	CAD 96,140	CAD 6,001